UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09451

        Nuveen Massachusetts Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 1.6%

$500	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown	9/12 at 102.00	Baa3	$ 495,065
	Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Education and Civic Organizations - 29.8%

1,200	Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Series 2001E,	7/10 at 100.00	AAA	1,236,348
	5.300%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured

1,000	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series	5/29 at 105.00	A3	1,129,340
	1999P, 6.000%, 5/15/59

500	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA-	542,435
	5.000%, 9/01/19

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series	6/13 at 100.00	AA-	1,090,300
	2003N, 5.250%, 6/01/18

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series	2/11 at 100.00	AA-	2,149,040
	2001I, 5.500%, 2/15/36

500	Massachusetts Heath and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of	No Opt. Call	AAA	572,720
	Technology, Series 2004M, 5.250%, 7/01/15

1,250	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2000-2,	11/10 at 100.00	AAA	1,361,213
	5.250%, 11/01/20 - AMBAC Insured

600	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2003-1,	11/13 at 100.00	AAA	661,164
	5.250%, 11/01/18 - AMBAC Insured

250	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1,	11/14 at 100.00	AAA	266,935
	5.250%, 11/01/24 - AMBAC Insured

	Healthcare - 13.4%

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/09 at 101.00	AA-	1,042,410
	System Inc., Series 1999B, 5.125%, 7/01/19

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA-	1,061,680
	System Inc., Series 2001C, 5.750%, 7/01/32

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health	7/11 at 100.00	BBB	520,235
	Care, Series 2001C, 6.625%, 7/01/32

375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems	1/12 at 101.00	A-	393,187
	Obligated Group, Series 2002, 6.000%, 7/01/31

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System,	10/11 at 101.00	BBB+	1,035,290
	Series 2001E, 6.250%, 10/01/31

	Housing/Multifamily - 13.1%

1,000	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue	3/12 at 105.00	AAA	1,089,700
	Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)

1,250	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.850%,	1/11 at 100.00	AAA	1,302,638
	7/01/35 (Alternative Minimum Tax) - AMBAC Insured

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA-	507,130
	(Alternative Minimum Tax)

1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon	5/12 at 103.00	AAA	1,064,900
	Hill Towers, Series 2002, 5.200%, 11/20/22

	Housing/Single Family - 4.8%

570	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 36, 6.600%,	12/04 at 102.00	AA	583,047
	12/01/26 (Alternative Minimum Tax)

840	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 82, 5.375%,	6/10 at 100.00	AAA	875,515
	12/01/20 (Alternative Minimum Tax) - FSA Insured

	Industrials - 0.7%

200	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	208,430
	Inc., Series 2003, 5.450%, 6/01/14

	Long-Term Care - 2.3%

655	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement	7/11 at 102.00	BBB-	685,536
	Community - Edgecombe Project, Series 2001A, 6.750%, 7/01/21

	Tax Obligation/General - 34.1%

1,000	Boston, Massachusetts, General Obligation Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA	1,059,730

2,000	Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/17	4/10 at 101.00	Aaa	2,240,880

500	East Longmeadow, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 8/01/14 -	8/11 at 101.00	Aaa	551,715
	AMBAC Insured

440	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 - FSA Insured	2/13 at 101.00	AAA	469,423

1,675	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 - AMBAC Insured	2/11 at 100.00	Aaa	1,769,303

1,095	Lynn, Massachusetts, General Obligation Bonds, Series 2001, 5.375%, 8/15/12 - FGIC Insured	8/11 at 101.00	Aaa	1,243,811

750	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.500%, 8/01/19	No Opt. Call	Aa2	861,285

500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/24	8/14 at 100.00	Aa2	519,195

500	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 - FGIC Insured	No Opt. Call	AAA	555,065

	Springfield, Massachusetts, General Obligation Bonds, Series 2003:
500	5.250%, 1/15/15 - MBIA Insured	1/13 at 100.00	AAA	558,200
500	5.250%, 1/15/23 - MBIA Insured	1/13 at 100.00	AAA	537,260

	Tax Obligation/Limited - 20.5%

1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	1,053,500

385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004C,	No Opt. Call	AAA	434,661
	5.250%, 7/01/21

230	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 -	5/14 at 100.00	AAA	247,036
	MBIA Insured

750	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 -	1/14 at 100.00	AAA	796,845
	FGIC Insured

1,250	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program,	No Opt. Call	Aaa	1,378,550
	Series 2003A, 5.000%, 12/15/13 - FSA Insured

1,000	Puerto Rico Municipal Finance Agency, Series 1999A, 6.000%, 8/01/16 - FSA Insured	8/09 at 101.00	AAA	1,148,010

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A,	10/10 at 101.00	BBB	1,136,680
	6.375%, 10/01/19

	Transportation - 3.6%

1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 1997,	7/07 at 102.00	AAA	1,075,980
	5.500%, 7/01/18 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed*** - 7.4%

1,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,164,350
	6.000%, 7/01/26 (Pre-refunded to 7/01/10)

1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,078,280
	5.500%, 10/01/40

	Utilities - 5.6%

1,070	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series	1/12 at 101.00	AAA	1,203,846
	2001A, 5.625%, 1/01/14 - MBIA Insured

500	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	497,770
	Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

	Water and Sewer - 9.3%

530	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A,	11/14 at 100.00	AA	549,425
	5.000%, 11/01/25

1,750	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate Series	8/09 at 101.00	AAA	1,934,695
	1999A, 5.750%, 8/01/29

300	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/30 -	8/10 at 101.00	AAA	330,947
	FGIC Insured

$40,915	Total Long-Term Investments (cost $42,062,128) - 146.2%			44,270,700

	Other Assets Less Liabilities - 3.3%			1,012,226

	Preferred Shares, at Liquidation Value - (49.5)%			(15,000,000)

	Net Assets Applicable to Common Shares - 100%			$30,282,926

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $42,049,199.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:

	Appreciation	$2,234,617
	Depreciation	(13,116)

	Net unrealized appreciation of investments	$2,221,501

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.